COMMITMENTS AND CONTINGENT LIABILITIES (Details Narrative) € / shares in Units, $ in Thousands		12 Months Ended
	Jul. 06, 2022 USD ($) shares	Mar. 31, 2023 USD ($) shares	Jul. 13, 2022 EUR (€) € / shares
IfrsStatementLineItems [Line Items]
Budget cost related to services | $		$ 12,100
Convertible note | €			€ 600,000
Interest rate			7.00%
Conversion of debt | €			€ 20,000,000
Conversion of debt into shares | €			€ 5,000,000
Share price, per share | € / shares			€ 363.00
Number of ordinary shares issued | shares	94,508	94,508
Lincoln [Member]
IfrsStatementLineItems [Line Items]
Aggregate value | $	$ 30,000
Commitment fee | $		$ 900